LOANS RECEIVABLE - Loan categories of loan portfolio summarized by aging categories of performing loans and nonaccrual loans (Details 6) (Loans Receivable, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 275,804	$ 256,481	$ 238,698
30-89 Days Past Due	470	1,342	3,406
90 Days + Past Due	4,858	5,382	4,980
90 Days+ Past Due and Accruing
Total Past Due and Accruing	470	1,342	3,406
Total Loans	281,132	263,205	247,084
Non- Accrual	6,178	14,018	12,631
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	237,711	217,061	190,822
30-89 Days Past Due	129	1,108	3,048
90 Days + Past Due	4,128	4,624	2,663
90 Days+ Past Due and Accruing
Total Past Due and Accruing	129	1,108	3,048
Total Loans	241,968	222,793	196,533
Non- Accrual	4,128	12,904	10,314
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,751	5,051	5,723
30-89 Days Past Due
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	4,751	5,051	5,723
Non- Accrual
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,538	18,859	20,272
30-89 Days Past Due	331	233	358
90 Days + Past Due	730	241	545
90 Days+ Past Due and Accruing
Total Past Due and Accruing	331	233	358
Total Loans	18,599	19,333	21,175
Non- Accrual	2,050	597	545
Construction and land development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	14,800	14,356	20,454
30-89 Days Past Due
90 Days + Past Due		517	1,772
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	14,800	14,873	22,226
Non- Accrual		517	1,772
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	593	632	814
30-89 Days Past Due
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing
Total Loans	593	632	814
Non- Accrual
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	411	522	613
30-89 Days Past Due	10	1
90 Days + Past Due
90 Days+ Past Due and Accruing
Total Past Due and Accruing	10	1
Total Loans	421	523	613
Non- Accrual